SKYHAWK FUNDS TRUST

February 5, 2009

VIA EDGAR SYSTEM

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Skyhawk Funds Trust
File Nos. 333-137714 and 811-21957
Rule 497(j) Certification

Ladies & Gentlemen:

        The undersigned officer of Skyhawk Funds Trust (the “Trust”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

        1.     The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 2 to Form N-1A Registration Statement filed by the Trust on February 2, 2009.

        2.     The text of Post-Effective Amendment No. 2 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on February 2, 2009.

SKYHAWK FUNDS TRUST

By:  /s/ Eric F. Crigler

Eric F. Crigler

President